PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio
PowerShares Financial Preferred Portfolio
Investment Objective
The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Financial Preferred Portfolio
Management Fees		0.50%
Other Expenses		0.16%
Total Annual Fund Operating Expenses		0.66%
Fee Waivers and Expense Assumption	[1]	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.66%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap') until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser; but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total
Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the
first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Financial Preferred Portfolio	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in preferred securities of financial institutions. The Fund generally will invest at least
90% of its total assets in preferred securities that comprise the Underlying
Index. The Underlying Index is a market capitalization weighted index designed to track the performance of preferred securities issued in the U.S. market by financial institutions. As of June 30, 2011, the Underlying Index was composed of preferred securities of approximately 22 financial institutions that have received an industrial sector classification of "financial" from the Bloomberg
Professional Service. Strictly in accordance with its existing guidelines and mandated procedures, Wells Fargo Securities, LLC (together with Wells Fargo &
Company, the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology. As of June 30, 2011, the
Underlying Index included companies with a market capitalization range of between approximately $4 billion and $150 billion. Preferred securities have a payment priority over common stock in the payment of specified dividends and in the event of the issuer's liquidation. Dividends generally are paid on a fixed rate percentage of the fixed par value at which the preferred stock is issued, and preferred stocks generally have a liquidation value that equals the original purchase price of the stock at the time of issuance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures.
Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Financial Institution Risk. Certain of the companies that comprise the
Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Concentration Risk. A significant percentage of the Underlying Index may be composed of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints. For example, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code relating to regulated investment companies, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the
Underlying Index at all times.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at
www.InvescoPowerShares.com.

The bar chart below shows how the Fund has performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was
5.73%.

        Best Quarter                    Worst Quarter
58.35% (2nd Quarter 2009)       (30.31)% (3rd Quarter 2008)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Financial Preferred Portfolio	Return Before Taxes	16.55%	(0.33%)	Dec. 01, 2006
PowerShares Financial Preferred Portfolio After Taxes on Distributions	Return After Taxes on Distributions	13.65%	(3.20%)	Dec. 01, 2006
PowerShares Financial Preferred Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.66%	(2.04%)	Dec. 01, 2006
PowerShares Financial Preferred Portfolio S&P Preferred Stock Index	S&P Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	14.99%	2.25%	Dec. 01, 2006
PowerShares Financial Preferred Portfolio Wells Fargo ® Hybrid & Preferred Securities Financial Index	Wells Fargo® Hybrid & Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes)	18.80%	1.13%	Dec. 01, 2006
PowerShares Financial Preferred Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	(0.47%)	Dec. 01, 2006